Segall Bryant & Hamill Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

May 2, 2018

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-0213

Re:	Segall Bryant & Hamill Trust (the “Registrant”)
	File Nos.	002-75677
811-03373
Rule 497(j) certification

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant hereby certifies its May 1, 2018 Prospectus that would have been filed pursuant to Rule 497(c) under the Securities Act does not differ from the Prospectus contained in Post-Effective Amendment No. 99 to the Registrant’s Registration Statement on Form N-1A filed electronically with the U.S. Securities and Exchange Commission via EDGAR on April 30, 2018 (Accession No. 0001398344-18-006369).

The Registrant’s May 1, 2018 Statement of Additional Information was filed under Rule 497(c) on May 2, 2018 (Accession No. 0001398344-18-006614).

Please address any comments or questions to the undersigned at (720) 917-0585.

Sincerely,

/s/ Megan Hadley Koehler
Megan Hadley Koehler
Secretary

cc: Peter H. Schwartz, Davis Graham & Stubbs LLP